Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,055	$ 3,966
Accumulated depreciation	3,584	3,466
Property and equipment, net	471	500
Depreciation expense	178	174	190
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,720	1,661
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	614	614
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,494	1,449
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 227	$ 242